CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 1,347	$ 920	$ 1,080
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	(250)	79	90
LESS: Income tax effect	(85)	27	31
Net gains (losses)	$ (165)	$ 52	59
Gains recognized in earnings			(46)
LESS: Income tax effect			(16)
Net gains recognized in earnings			(30)
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	$ (165)	$ 52	89
Investment securities held to maturity other-than-temporarily impaired:
Total gains (losses)		43	(4)
Losses recognized in earnings		(19)	(12)
Gains recognized in comprehensive income		62	8
LESS: Income tax effect		21	3
Net gains recognized in comprehensive income		41	5
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	$ 188	347	831
LESS: Income tax effect	64	118	282
Net accretion	124	229	549
Unrealized holding gains on other-than-temporarily impaired securities held to maturity, net of tax	124	270	554
Other comprehensive income (loss)	(41)	322	643
COMPREHENSIVE INCOME	$ 1,306	$ 1,242	$ 1,723